Net Deferred Tax Position - Summary of Tax Losses Available for Carry-forward (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Tax Losses Available For Carryforward [Abstract]
Tax loss carry-forwards on asset disposals	€ 1	€ 7	€ 13